Document And Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity Registrant Name	Neumora Therapeutics, Inc.
Entity Central Index Key	0001885522
Entity Emerging Growth Company	false
Entity File Number	001-41802
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4367680
Entity Address, Address Line One	260 Arsenal Place, Suite 1
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	857
Local Phone Number	760-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NMRA
Security Exchange Name	NASDAQ